SEGMENT INFORMATION AND REVENUE ANALYSIS (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenues	$ 30,191,069	$ 23,834,129	$ 18,531,178
Domestic PRC
Total revenues	30,191,069	23,834,129	18,407,891
Export
Total revenues			$ 123,287